CONFIDENTIAL TREATMENT REQUESTED

13FCON P 8/15/2011

11000567

RECEIVED
NOV 12 2010
OFFICE OF THE SECRETARY

NON-PUBLIC

UNITED STATES
[redacted] SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: **Magnetar Financial LLC**
Address: **1603 Orrington Avenue**
13th Floor
Evanston, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Michael Turro**
Title: **Chief Compliance Officer**
Phone: **(847) 905-4690**

Signature, Place, and Date of Signing:

[Signature]	[City, State]	[Date]
Michael Turro	**Evanston, IL**	**November 11, 2010**

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: 1,139,282
(thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

NAME OF ISSUER	CLASS TITLE	CUSIP	VALUE (X$1,000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
* AIR PRODS & CHEMS INC	COM	009158106	10,508	126,883	SH		SOLE		126,883		
* AIRGAS INC	COM	009363102	140,178	2,062,965	SH		SOLE		2,062,965		
* AIRGAS INC	COM	009363102	75,261	1,107,600	SH	CALL	SOLE		1,107,600		
* AIRGAS INC	COM	009363102	163,012	2,399,000	SH	PUT	SOLE		2,399,000		
* AIRTRAN HLDGS INC	COM	00949P108	14,700	2,000,000	SH		SOLE		2,000,000		
* ALBERTO CULVER CO NEW	COM	013078100	37,650	1,000,000	SH		SOLE		1,000,000		
* COGENT INC	COM	19239Y108	8,651	813,103	SH		SOLE		813,103		
* GENZYME CORP	COM	372917104	64,543	911,752	SH		SOLE		911,752		
* GENZYME CORP	COM	372917104	34,935	493,500	SH	CALL	SOLE		493,500		
* GENZYME CORP	COM	372917104	142,592	2,014,300	SH	PUT	SOLE		2,014,300		
* NETEZZA CORP	COM	64111N101	33,688	1,250,000	SH		SOLE		1,250,000		
* NETEZZA CORP	COM	64111N101	1,078	40,000	SH	PUT	SOLE		40,000		
* POTASH CORP SASK INC	COM	73755L107	122,434	850,001	SH		SOLE		850,001		
* POTASH CORP SASK INC	COM	73755L107	14,764	102,500	SH	CALL	SOLE		102,500		
* POTASH CORP SASK INC	COM	73755L107	180,050	1,250,000	SH	PUT	SOLE		1,250,000		

* TALECRIS BIOTHERAPEUTICS HLD	COM	874227101	95,236	4,162,434	SH		SOLE		4,162,434		